GOF P12 05/22

SUPPLEMENT DATED MAY 2, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

TEMPLETON CHINA WORLD FUND

FRANKLIN TEMPLETON SMACS: SERIES EM
(a series of Templeton Global Investment Trust)

I. For Templeton China World Fund, the last paragraph, and for Franklin Templeton SMACS: Series EM, the last two paragraphs, under the “Fund Summary – Principal Investment Strategies” section of the prospectus are replaced with the following:

When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with appropriate and/or good management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 5% revenue from any other weapons are also be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

II. For each Fund, the following is added after both the “Fund Summary – Principal Risks – Management” and “Fund Details – Principal Risks – Management” sections of the prospectus:

ESG Considerations The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. The Fund may underperform other funds that do not consider an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors.

III. For Templeton China World Fund, the “Fund Summary – Sub-Advisor” section of the prospectus is deleted in its entirety.

IV. For Templeton China World Fund, the “Fund Summary – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Michael Lai, CFA

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2019.

Eric Mok, CFA

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2020.

V. For Templeton China World Fund, the last two paragraphs under the “Fund Details – Principal Investment Policies and Practices” section of the prospectus, and for Franklin Templeton SMACS: Series EM, the “Portfolio Selection” section under “Fund Details – Principal Investment Policies and Practices” section of the prospectus, are replaced with the following:

Portfolio Selection

When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with appropriate and/or good management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 5% revenue from any other weapons are also be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

Consideration of ESG factors and risks is not the only component of the investment manager’s assessment of issuers eligible for investment. The weight given to ESG factors may vary across types of investments, industries, regions and issuers and may change over time, and not every ESG factor may be identified or evaluated in the investment manager’s analysis.

VI. For Templeton China World Fund, the second paragraph under “Fund Details – Management” section of the prospectus is deleted in its entirety.

VII. For Templeton China World Fund, Michael Lai’s biography under “Fund Details – Management” section of the prospectus is replaced with the following:

Michael Lai, CFA  Portfolio Manager of Asset Management

Mr. Lai has been lead portfolio manager of the Fund since 2019. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, he was lead portfolio manager of GAM Investments’ (GAM) China equity strategy since its inception in 2007. He also headed GAM’s Asian equity team in Hong Kong and was lead portfolio manager of GAM’s Asian strategy and co-manager for additional strategies.

Please keep this supplement with your prospectus for future reference.

SUMMARY PROSPECTUS

TEMPLETON CHINA WORLD FUND

January 1, 2022 as amended May 2, 2022

Class A	Class C	Class R6	Advisor Class
TCWAX	TCWCX	FCWRX	TACWX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated January 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 30 in the Fund's Prospectus and under “Buying and Selling Shares” on page 48 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	1.20%	1.20%	1.20%	1.20%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.28%	0.28%	0.27%	0.28%
Total annual Fund operating expenses	1.73%	2.48%	1.47%	1.48%
Fee waiver and/or expense reimbursement[1,2]	None	None	-0.09%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.73%	2.48%	1.38%	1.48%

1. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60% until December 31, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until December 31, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other  mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$716	$1,065	$1,437	$2,479
Class C	$351	$772	$1,320	$2,632
Class R6	$140	$455	$793	$1,749
Advisor Class	$151	$468	$808	$1,769
If you do not sell your shares:
Class C	$251	$772	$1,320	$2,632

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies.” The Fund invests primarily in the equity securities of China companies, which are those:

• that are organized under the laws of, or with a principal office in, the People’s Republic of China (China), Hong Kong or Taiwan; or.

• for which the principal trading market is in China, Hong Kong or Taiwan; or

• that derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in China.

The equity securities in which the Fund invests are primarily common stock. The Fund also invests in American, Global and European Depositary Receipts. China companies may be any size across the entire market capitalization spectrum, including midsize companies and smaller, newly organized and relatively unseasoned issuers. Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in securities that do not qualify as China company securities, but whose issuers, in the judgment of the investment manager, are expected to benefit from developments in the economy of China, Hong Kong or Taiwan. The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with appropriate and/or good management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 5% revenue from any other weapons are also be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.

Trade disputes and the imposition of tariffs on goods and services can affect the economies of countries in which the Fund invests particularly those countries with large export sectors, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent a country engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Regional Focus Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small and Mid-Capitalization Companies   Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

ESG Considerations The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. The Fund may underperform other funds that do not consider an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800)DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q2	20.69%
Worst Quarter:	2015, Q3	-21.80%

As of September 30, 2021, the Fund’s year-to-date return was -15.59%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2020

	1 Year	5 Years	10 Years	Since Inception
Templeton China World Fund - Class A
Return before taxes	26.71%	13.79%	5.15%	—
Return after taxes on distributions	20.71%	9.86%	2.17%	—
Return after taxes on distributions and sale of Fund shares	19.68%	10.29%	3.37%	—
Templeton China World Fund - Class C	32.07%	14.23%	4.98%	—
Templeton China World Fund - Class R6	34.62%	15.60%	—	8.20%	[1]
Templeton China World Fund - Advisor Class	34.35%	15.37%	6.03%	—
MSCI China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	29.49%	15.05%	7.61%	—

1.	Since inception May 1, 2013.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Portfolio Managers

Michael Lai, CFA

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2019.

Eric Mok, CFA

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030) or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Templeton China World Fund

Investment Company Act file #811-07876 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00070472	188 PSUM 05/22

FRANKLIN TEMPLETON SMACS: SERIES EM
SUMMARY PROSPECTUS

SUMMARY PROSPECTUS

FRANKLIN TEMPLETON SMACS: SERIES EM

Templeton Global Investment Trust
October 8, 2021 as amended May 2, 2022

TICKER: FQEMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated October 8, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	None
Other expenses[2]	0.33%
Total annual Fund operating expenses[2]	0.33%

Click to view the fund’s prospectus or statement of additional information.
franklintempleton.com	Summary Prospectus	1

FRANKLIN TEMPLETON SMACS: SERIES EM
SUMMARY PROSPECTUS

Fee waiver and/or expense reimbursement[3]	-0.33%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	None

1. The investment manager does not charge the Fund a fee for its investment management services. The Fund is part of a wrap fee program or other program advised by the investment manager or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management and custody fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.

2. Other expenses are estimated for the current fiscal year.

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until December 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. The Example does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Franklin Templeton SMACS: Series EM	None	$ 73

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in securities of companies located or operating in “emerging market countries.” Emerging market countries are currently those considered to be emerging or developing by the United Nations or the countries' authorities or by S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. The Fund considers frontier markets to be a subset of emerging markets. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, the Middle East and Africa. The Fund invests primarily in the equity securities of emerging

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market companies, principally common and preferred stocks. The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund's investments in equity securities may include investments in the securities of companies of any capitalization, including smaller or mid-size companies. The Fund also invests in American, Global, and European depositary receipts, including both sponsored and unsponsored depositary receipts. The Fund, from time to time, may have significant investments in one or more countries, such as South Korea, or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company’s securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with appropriate and/or good management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted

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engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 5% revenue from any other weapons are also be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints

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and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

China Companies. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, trade disputes, effects of the Coronavirus pandemic and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.

China A-Shares Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have

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additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities and currency markets, including: delays in settling portfolio transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors or potential hostilities with North Korea may have an adverse effect on the South Korean economy.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying security. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of

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untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Liquidity Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

ESG Considerations The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not

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uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. The Fund may underperform other funds that do not consider an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors.

Performance

Because the Fund is new, it has no performance history. Performance information, when available, will not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Templeton Asset Management Ltd. (Asset Management)

Sub-Advisor

Franklin Templeton Investment Management Limited (FTIML). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

Chetan Sehgal, CFA

Director of Global Emerging Markets/Small Cap Strategies of Templeton Emerging Markets Group and portfolio manager of Asset Management and portfolio manager of the Fund since inception (2021).

Andrew Ness, ASIP

Portfolio Manager of FTIML and portfolio manager of the Fund since inception (2021).

Purchase and Sale of Fund Shares

Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by Asset Management or its affiliates and decisions as to whether to purchase or redeem shares of the Fund for a separately managed account will be made by the investment manager of the separately managed account. Shares of the Fund may be redeemed on any business day that the New York Stock Exchange is open through a financial advisor. In addition, shares will be redeemed

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when you terminate your managed account. There is no minimum investment for purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Templeton SMACS: Series EM

Investment Company Act file #811-08226 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00265537	3010 PSUM 05/22